Note 13 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected federal income tax expense	$ 3,019	$ 2,334	$ 2,336
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	1,025	852	559
Other, net	24	138	(7)
Income tax expense	$ 4,068	$ 3,324	$ 2,888